Earnings Per Share Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Apr. 04, 2025	Apr. 12, 2024	Sep. 29, 2023	Apr. 25, 2023	Apr. 29, 2022	Dec. 31, 2024		Dec. 31, 2023	[2]	Dec. 31, 2022	[1]
Earnings per share [line items]
Basic earnings (loss) per share					$ 22.18	$ 509.0639	[1]	$ 1,982.2223	[1]	$ 432.352
Dividends distribution					$ 14,187,873	$ 614,831,157		$ 385,626,314
Percentage on distribution of earnings				60.00%	40.00%
Distribution of earnings in instalments					6 months
Reserve for Dividends Pending Authorization limit					$ 21,016,844
Installment One [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid						161,784,356
Installment Two [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid						168,541,001
Installment Three [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid						176,255,234
Dividend Distribution [member]
Earnings per share [line items]
Basic earnings (loss) per share		$ 460		$ 117.36
Dividends distribution		$ 294,130,168		$ 75,040,918		$ 1,578,817,463
Dividend Proposed to be Distributed [Member]
Earnings per share [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 300,000,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 469.18
Commercio Interior SAU [Member]
Earnings per share [line items]
Dividends distribution			$ 440,000

[1]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.
[2]	See Note 3.